Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash Disclosure [Abstract]
Restricted cash	$ 498	$ 476
Restricted Cash and Cash Equivalent Item, Description	cash is restricted to fund a portion of landfill construction activities and equipment and container expenditures in the Company’s U.S. northeast operations.